Business Combination	6 Months Ended
Jun. 30, 2022
GREENLIGHT BIOSCIENCES HOLDINGS, PBC [Member]
Business Combination
3.	BUSINESS COMBINATION
On February 2, 2022, Legacy GreenLight consummated a Business Combination with ENVI. The Business Combination, and the February 2022 PIPE Financing which was entered into as of the same date, are further described in Note 1.
Upon the closing of the Business Combination, the Company’s certificate of incorporation was amended and restated to, among other things, increase the total number of authorized shares of all classes of capital stock to 510,000,000 shares, of which 500,000,000 were designated as common stock and 10,000,000 were designated as preferred stock, both having a par value of $0.0001 per share.
Upon the closing of the Business Combination, holders of Legacy GreenLight common stock and preferred stock received shares of common stock in an amount determined by application of the Exchange Ratio. Legacy GreenLight additionally converted all of their convertible notes, including both the GLPRI convertible notes and the PIPE prepayment notes, to shares of common stock.
For periods prior to the Business Combination, the reported share and per share amounts have been retroactively converted by applying the Exchange Ratio. The consolidated assets, liabilities, and results of operations prior to the Business Combination are those of Legacy GreenLight.
The following table reconciles the elements of the Business Combination to the Condensed Consolidated Statements of Cash Flows and the Condensed Consolidated Statements of Stockholders’ Deficit:

BUSINESS COMBINATION (in thousands)
Cash — ENVI trust and cash (net of redemptions)	$12,123
Cash — February 2022 PIPE Investors, including proceeds from conversion of Convertible notes — February 2022 PIPE Investors	124,250

Gross proceeds	136,373
Less: total transaction costs	(26,660)
Less: cash proceeds from Convertible notes — PIPE Investors	(35,250)
Add: transaction costs paid in 2021	4,080

Cash proceeds from Business Combination received in 2022	78,543

Less: transaction costs paid in 2021	(4,080)
Less: warrant liabilities assumed	(1,341)
Less: net liabilities assumed in the Business Combination	(133)

Reverse merger, net of transactions costs	$72,989

The number of shares of common stock outstanding immediately following the consummation of the Business Combination was as follows:

Number of Shares
Common stock, outstanding prior to the Business Combination	20,700,000
Less: Redemption of ENVI shares	(19,489,626)

ENVI Public Shares	1,210,374
ENVI Sponsor Shares	5,175,000
Shares issued in February 2022 PIPE Financing	12,425,000

Business combination and February 2022 PIPE Financing shares	18,810,374
Legacy GreenLight shares (1)	104,011,760

Total shares of common stock immediately after Business Combination	122,822,134

(1)
- The number of Legacy GreenLight shares was determined from the shares of Legacy GreenLight outstanding immediately prior to the closing of the Business Combination converted at the Exchange Ratio. All fractional shares were rounded down.

Public Warrants
The Company concluded that following the close of the transaction the Public Warrants met the criteria for equity classification. As of the February 2022 Closing Date, the 10,350,000 shares of Public Warrants were classified as equity in accordance with the accounting policy described within Note 2 and recognized in additional paid-in
capital.
Private Placement Warrants
As of the February 2022 Closing Date, the total value of the liability associated with the Private Placement Warrants was $1.3 million. The Company concluded that the Private Warrants met the definition of a liability in accordance with the accounting policy described within Note 2 and have been classified as such on the balance sheet. At June 30, 2022, the fair value of the warrant liability was $0.5 million.